Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense	19,243	65,106	371,354
Deferred income tax benefit	(14,879)	(16,839)	(96,643)
Total	4,364	48,267	274,711

Summary of Reconciliation Between the Computed Expected Tax Expense (Benefit) Rate and the Effective Income Tax Rate

The following table sets forth reconciliation between the computed expected tax expense (benefit) rate and the effective income tax rate:

	For the Years Ended December 31,
	2015		2016		2017
	RMB		RMB		RMB
Statutory tax rate	(25%	)	25%		25%
Research and development tax credit	(3%	)	(2%	)	(2%	)
Effect of tax holiday	(4%	)	(5%	)	(6%	)
Change in valuation allowance	38%		(9%	)	0%
Undeductable expenses	—		—		2%
Others	—		—		1%
Effective income tax rate	6%		9%		20%

Summary of Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Decrease of net loss attributable to ordinary shareholders	2,910	30,012	153,908
Decrease of net loss per share attributable to ordinary shareholders basic and diluted	0.44	4.51	0.20

Significant Components of Deferred Tax Assets

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Deferred revenue	24,434	38,436
Quality assurance fund payable	36,831	35,947
Accounts receivable	—	34,030
Net accumulated losses-carry forward	1,920	18,530
Investor reserve fund	—	16,149
Payroll and welfare payable and other temporary difference	3,370	5,988
Allowance for doubtful accounts and loan losses	163	819
Less: valuation allowance	(2,906)	(21,538)
Total deferred tax assets	63,812	128,361
Deferred tax liabilities:
Intangible assets arisen from business combination	—	(15,940)
Investor reserve funds	(32,094)	—
Total deferred tax liabilities	(32,094)	(15,940)
Net deferred tax assets	31,718	112,421

Movement of Valuation Allowances

Movement of valuation allowances

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
At beginning of year	23,914	49,877	2,906
Current year additions	26,279	1,037	18,688
Current year reversals	(316)	(48,008)	(56)
At end of year	49,877	2,906	21,538